Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions

Note 12. Related Party Transactions

Due to officers

Amounts due to officers as of December 31, 2023 and 2022 are comprised of the following:

	December 31,	December 31,
	2023	2022
Ralph Hofmeier:
Unsecured advances due to officer	$2,253	$56,400
Accrued salaries	148,985	86,265
Total due to Ralph Hofmeier	151,238	142,665

Irma Velazquez:
Unsecured advances due to officer	7,341	10,393
Accrued salaries	126,688	69,434
Total due to Irma Velazquez	134,029	79,827
Total amounts due to officers	$285,267	$222,492

Unsecured advances due to officers represent unreimbursed Corporation expenses paid by the officers on behalf of the Corporation. These advances are non-interest bearing and are due on demand.

Officer Compensation

Accrued salaries represent amounts accrued in accordance with the employment agreements for Mr. Hofmeier, the Company’s Chief Technology Officer and Chairman of the Board, and Ms. Velazquez, the Company’s Chief Executive Officer and Vice-Chairman of the Board. Mr. Hofmeier and Ms. Velazquez are also significant stockholders.

Customer deposit

EAWC-TV functions as a distributor of EAWD product. In 2019, EAWC-TV, having secured EAWD’s first customer, has placed a $550,000 order for a solar powered atmospheric water generator (“AWG”) for one of its customers. EAWC-TV and the Company on December 13, 2019 agreed to accept a $303,742 reduction in the balance owed by EAWD to EAWC-TV as a deposit with EAWD related to this order. The deposit was satisfied through delivery of the equipment. The equipment was built in Germany.

The Company and EAWC-TV agreed as it had done in 2019, to clear the outstanding balances in the D/T/F EAWC-TV and the outstanding balance it carried in its accounts payable account for administrative services, which it did on December 26, 2020 which resulted in an additional down payment of $193,497. On September 1, 2023 EAWD and EAWC-TV entered into a settlement agreement whereby the unpaid balance on the equipment of $52,761 was written off in accordance with the Company’s intent to terminate the distribution agreement. As such, the Company’s outstanding accounts receivable balance on the accompanying consolidated balance sheets as of December 31, 2023 and 2022 were $0 and $52,761, respectively.

Virhtech Gmbh

As of December 31, 2023 and 2022, the Company owed Virhtech Gmbh, a related party of the Company, $16,900 and $27,029, respectively, for services performed for the Company and is classified as accounts payable – related party on the consolidated balance sheets.

Officer and investor deposits

On January 18, 2023, the Company issued 6,952,523 shares of the Company’s common stock to officers for accrued salaries payable valued at $168,126.

As of March 31, 2023, the Company received deposits in the amount of $310,700 for 13,674,000 common shares related to common stock subscriptions that were issued in May 2023.